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February 5, 2020
Renee M. Hardt Shareholder +1 312 609 7616 rhardt@vedderprice.com

VIA EDGAR

Securities and Exchange Commission

100 F. Street, NE

Washington, D.C. 20546

Re:	Driehaus Mutual Funds (“Registrant”)

Registration Nos. 333-05265 and 811-07655

To the Commission:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive date file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this filing relates to the supplement to the Prospectus and Summary Prospectus filed with the Securities and Exchange Commission on behalf of the Driehaus Emerging Markets Opportunities Fund (formerly, the Driehaus Multi-Asset Growth Economies Fund) pursuant to Rule 497(c) under the Securities Act on January 28, 2020.

Very truly yours,

/s/ Renee M. Hardt

Renee M. Hardt

RMH

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